Transactions with related parties - Key Management Personnel (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Transactions with related parties
Short term benefits	$ 465,702	$ 593,729
Share based compensation	233,295	174,782
Total	$ 698,997	$ 768,511